UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/2005

Dreyfus Basic Municipal Money Market Fund
Statement of Investments
May 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments-- 101.0%	Amount ($)		Value ($)

Arkansas--1.0%

Arkansas Development Finance Authority, IDR
VRDN (Defiance Metal Products of Arkansas Project)
3.12% (LOC; Standard Federal Bank)	3,410,000	a	3,410,000

California--1.5%

California Statewide Communities Development Authority
MFHR, VRDN (Vista Montana Apartments)
3.07% (Liquidity Facility; Merrill Lynch)	2,500,000	a	2,500,000
Golden State Tobacco Securitization Corporation, Revenue
VRDN 3.05% (Liquidity Facility; Merrill Lynch)	2,875,000	a	2,875,000

Colorado--2.3%

Park Creek Metropolitan District, GO Notes, VRDN
3.05% (Liquidity Facility; Merrill Lynch)	5,775,000	a	5,775,000
Section 14 Metropolitan District Jefferson County
GO Notes, Refunding, VRDN
2.25% (LOC; U. S. Bank NA)	2,500,000	a	2,500,000

District of Columbia--2.0%

District of Columbia:
GO Notes
4.95%, 6/1/2005 (Insured; AMBAC)	1,500,000		1,500,000
Revenue, VRDN:
(Idea Public Charter School)
3.08% (LOC; Allfirst Bank)	2,400,000	a	2,400,000
Merlots Program 3% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3,130,000	a	3,130,000

Florida--1.9%

Broward County Educational Facilities Authority
Revenue, VRDN (Nova Southeastern University)
2.99% (LOC; Bank of America)	3,500,000	a	3,500,000
Palm Beach County, IDR
VRDN (Palm Beach Bedding Company Project)
3.02% (LOC; Wachovia Bank)	3,210,000	a	3,210,000

Georgia--8.7%

Atlanta, Airport Revenue, VRDN, Merlots Program
3.05% (Insured; FGIC and Liquidity Facility;
Wachovia Bank)	5,070,000	a	5,070,000
Gainesville Housing Authority, MFHR
VRDN (Lenox Park Apartments Project)
3.09% (Liquidity Facility; Merrill Lynch)	3,390,000	a	3,390,000
Municipal Electric Authority of Georgia, Revenue, CP
3.05%, 6/14/2005 (LOC: Bayerische Landesbank,
Wachovia Bank and WestLB AG)	2,300,000		2,300,000
Savannah Economic Development Authority
Industrial Revenue, VRDN (Home Depot Project) 3.02%	20,000,000	a	20,000,000

Idaho--.9%

Idaho Housing and Finance Association, SFMR
2.50%, 2/1/2006 (Liquidity Facility; Lloyds TSB Bank)	3,000,000		3,000,000

Illinois--1.5%

Illinois Development Finance Authority, Revenue, VRDN
(Aurora Central Catholic High School)
3.25% (LOC; Allied Irish Banks)	1,000,000	a	1,000,000
Illinois Finance Authority, IDR, VRDN
(CFC International Inc. Project)
3.04% (LOC; ABN-AMRO)	2,000,000	a	2,000,000
Metropolitan Pier and Exposition Authority, Revenue
6.50%, 6/1/2005 (Insured; MBIA)	2,400,000		2,400,000

Indiana--3.6%

Gary, EDR, VRDN
(Gary County Market Project)
3.11% (LOC; ABN-AMRO)	3,275,000	a	3,275,000
Indianapolis Local Public Improvement Bond Bank
Revenue 3%, 7/6/2005	5,425,000		5,430,303
Lawerence-Fort Harrison Reuse Authority, Revenue
VRDN (Fort Harrison Military Base)
2.98% (LOC; Fifth Third Bank)	4,000,000	a	4,000,000

Kentucky--5.6%

Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC)
3.05% (LOC; Deutsche Postbank)	16,800,000	a	16,800,000
Kentucky Asset Liability Commission, Revenue, TRAN
3%, 6/29/2005	3,000,000		3,002,300

Louisiana--1.4%

Louisiana Public Facilities Authority, Revenue, CP
(Christus Health) 2.80%, 6/10/2005 (Insured; AMBAC
and Liquidity Facility; Credit Suisse)	5,000,000		5,000,000

Maryland--.8%

Maryland Economic Development Corporation, Revenue
VRDN (Chesapeake Advertising Facility)
3.21% (LOC; M&T Bank)	2,790,000	a	2,790,000

Michigan-7.5%

ABN AMRO Munitops Certificate Trust, Revenue, VRDN
3.08% (Insured; GNMA and
Liquidity Facility; ABN-AMRO)	9,495,000	a	9,495,000
State of Michigan, GO Notes
3.50%, 9/30/2005	5,000,000		5,024,452
Michigan Hospital Finance Authority, Revenue, VRDN
(Healthcare Equipment Loan Program)
3.01% (LOC; Fifth Third Bank)	2,900,000	a	2,900,000
Michigan Strategic Fund, LOR, VRDN
(NSS Technologies Project)
3.07% (LOC; Wachovia Bank)	4,000,000	a	4,000,000
Oakland County Economic Development Corporation, LOR
VRDN (Michigan Seamless Tube LLC Project)
3.12% (LOC; Standard Federal Bank)	5,000,000	a	5,000,000

Mississippi--.7%

Mississippi Business Finance Corporation, Revenue
VRDN (Jackson Preparatory School)
3.10% (LOC; First Tennessee Bank)	2,575,000	a	2,575,000

Missouri--2.7%

Missouri Higher Education Loan Authority, SLR
Refunding, VRDN 3.03% (Insured; MBIA and
Liquidity Facility; State Street Bank and Trust Company)	9,500,000	a	9,500,000

Nevada--1.1%

Clark County, EDR, VRDN
(Lutheran Secondary School Association Project)
3.15% (LOC; Allied Irish Banks)	3,800,000	a	3,800,000

New York--1.1%

New York State Environmental Facilities, SWDR
CP 2.95%, 6/6/2005 (LOC: Bayerische Landesbank
and Helaba Bank)	4,000,000		4,000,000

North Carolina--.9%

Iredell County Industrial Facilities and Pollution Control
Financing Authority, Revenue, VRDN
(Onsrud Inc. Project) 3.07% (LOC; Wachovia Bank)	3,300,000	a	3,300,000

Ohio--3.3%

Hamilton County Healthcare Facilities, Revenue
VRDN (Twin Towers and Twin Lakes Project)
2.99% (LOC; U. S. Bank N.A.)	3,500,000	a	3,500,000
Ohio State Higher Educational Facilities, Revenue, VRDN
(Cedarville University Project) 3.03% (LOC; Key Bank)	6,305,000	a	6,305,000
Ohio State Mental Health Capital Facilities, Revenue
2.75%, 6/1/2005	1,840,000		1,840,000

Oklahoma--1.3%

Canadian County Home Finance Authority, MFHR, VRDN
3.09% (Liquidity Facility; Merrill Lynch)	4,650,000	a	4,650,000

Oregon--1.4%

Portland, EDR, VRDN
(Broadway Project) 2.98% (Insured; AMBAC and
Liquidity Facility; Key Bank)	4,800,000	a	4,800,000

Pennsylvania--13.2%

Bethlehem Area School District, GO Notes
VRDN 2.99% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	5,000,000	a	5,000,000
Chester County Industrial Development Authority
Revenue, VRDN (University Student Housing Project)
3.02% (LOC; Citizens Bank of Pennsylvania)	7,305,000	a	7,305,000
Dauphin County General Authority, Revenue
VRDN 3.02% (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and Kreditbank N.V.)	2,000,000	a	2,000,000
Lancaster Industrial Development Authority, Revenue
VRDN (Student Lodging and Services)
3.11% (LOC; Fulton Bank)	4,515,000	a	4,515,000
Mount Lebanon School District, GO Notes, VRDN
Merlots Program 3% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4,985,000	a	4,985,000
Pennsylvania Higher Education Assistance Agency, Revenue
VRDN 3.01% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	12,000,000	a	12,000,000
Reading Regional Airport Authority, Revenue
VRDN 3.02% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	3,940,000	a	3,940,000
Scranton Redevelopment Authority, LR
VRDN 3.01% (LOC; PNC Bank N.A.)	2,000,000	a	2,000,000
Venango County Industrial Development Authority, Revenue, CP
(Scrubgrass Project) 2.95%, 6/2/2005
(LOC; Dexia Credit Locale)	5,000,000		5,000,000

Tennessee--5.4%

Chattanooga Metropolitan Airport Authority, Revenue
Refunding, VRDN 3.20% (LOC; First Tennessee Bank)	9,325,000	a	9,325,000
Metropolitan Government Nashville and Davidson County
Health and Educational Facility Board, MFHR
Refunding, VRDN (Brentwood Oaks Apartments)
2.99% (Insured; FNMA and Liquidity Facility; FNMA)	9,920,000	a	9,920,000

Texas--14.0%

Brazos River Authority, PCR, Refunding, VRDN
(TXU Energy Company Project)
3.03% (LOC; Wachovia Bank)	4,000,000	a	4,000,000
Greenville Industrial Development Corporation
Industrial Revenue, VRDN (Woodgrain Project)
3.06% (LOC; General Electric Capital Corp.)	3,225,000	a	3,225,000
Gulf Coast Waste Disposal Authority
Environmental Facilities Revenue, VRDN
(BP Products North America Inc.) 3.04%	3,250,000	a	3,250,000
Harris County Health Facilities Development Corporation
Revenue, Refunding, VRDN
(The Methodist Hospital) 2.98%	10,000,000	a	10,000,000
Harris County Industrial Development Corporation
SWDR, VRDN (Deer Park Refining)
2.99% (LOC; Shell Oil Company)	5,000,000	a	5,000,000
Lower Neches Valley Authority Industrial Development
Corporation, Exempt Facilities Revenue, VRDN
(Onyx Environmental Services)
3% (LOC; Bank of America)	3,400,000	a	3,400,000
Port of Port Arthur Navigation District
Environmental Facilities Revenue, Refunding
VRDN (Motiva Enterprises Project) 3.08%	5,945,000	a	5,945,000
Revenue Bond Certificate Series Trust, Revenue, VRDN
(Siena Place) 3.43% (GIC; AIG Funding Inc.)	3,315,000	a	3,315,000
Tarrant County Housing Finance Corporation, Revenue
VRDN 3.09% (Insured; Merrill Lynch and
Liquidity Facility; Merrill Lynch)	2,420,000	a	2,420,000
State of Texas, TRAN 3%, 8/31/2005	5,000,000		5,017,290
Texas Department of Housing and Community Affairs, SFHR
1.95%, 8/3/2005 (GIC; CDC Municipal Products Inc.)	3,000,000		3,000,000
Texas Woman's University, Revenue, Refunding
2.50%, 7/1/2005 (Insured; MBIA)	1,015,000		1,015,330

Utah--2.8%

Utah Housing Corporation, SFMR
2.50%, 12/1/2005
(Liquidity Facility; Bayerische Landesbank)	3,400,000		3,400,000
Utah Housing Finance Agency, MFHR
Refunding, VRDN (Candlestick Apartments LLC)
3.02% (Insured; FNMA and Liquidity Facility; FNMA)	6,400,000	a	6,400,000

Virginia--2.8%

Hanover County Industrial Development Authority, IDR
VRDN (Iron and Metal Company Project)
3.10% (LOC; Branch Banking and Trust Company)	3,690,000	a	3,690,000
Patrick County Industrial Development Authority
IDR, VRDN (Narroflex Inc. Project):
3.10% (LOC; HSBC Bank USA)	4,240,000	a	4,240,000
3.15% (LOC; HSBC Bank USA)	530,000	a	530,000
Roanoke Industrial Development Authority, IDR
VRDN (Virginia Transformer Corp.)
3.10% (LOC; Suntrust Bank)	1,590,000	a	1,590,000

Washington--5.3%

Kitsap County, GO Notes
Refunding 3%, 7/1/2005 (Insured; MBIA)	1,520,000		1,521,238
Port Chehalis Industrial Development Corporation
Revenue, VRDN (JLT Holding LLC Project)
3.10% (LOC; Key Bank)	3,080,000	a	3,080,000
Washington Housing Finance Commission, MFHR, VRDN:
Refunding (Avalon Ridge Apartments Project)
3.04% (Insured; FNMA)	8,755,000	a	8,755,000
(Vintage Everett Living) 3.02% (Insured; FNMA and
Liquidity Facility; FNMA)	5,250,000	a	5,250,000

Wisconsin--1.8%

Wisconsin Health and Educational Facilities Authority
Revenue, VRDN (Mequon Jewish Project)
3% (LOC; Bank One)		3,250,000	a	3,250,000
Wisconsin Rural Water Construction Loan Program
Revenue, BAN 3%, 10/1/2005		3,260,000		3,273,584

Wyoming---4.5%

Campbell County, IDR
(Two Elk Power General Station Project):
2.40%, 12/1/2005 (GIC; Royal Bank of Canada)		9,000,000		9,000,000
2.84%, 12/1/2005 (GIC; Citibank N.A.)		7,000,000		7,000,000

Total Investments (cost $357,504,497)		101.0%		357,504,497

Liabilities, Less Cash and Receivables		(1.0)%		(3,514,360)

Net Assets		100.0%		353,990,137

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation		LOR		Limited Obligation Revenue
BAN	Bond Anticipation Notes		LR		Lease Revenue
CP	Commercial Paper		MBIA		Municipal Bond Investors Assurance
EDR	Economic Development Revenue				Insurance Corporation
FGIC	Financial Guaranty Insurance Company		MFHR		Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association		PCR		Pollution Control Revenue
FSA	Financial Security Assurance		SFHR		Single Family Housing Revenue
GIC	Guaranteed Investment Contract		SFMR		Single Family Mortgage Revenue
GNMA	Government National Mortgage Association		SLR		Student Loan Revenue
GO	General Obligation		SWDR		Solid Waste Disposal Revenue
IDR	Industrial Development Revenue		TRAN		Tax and Revenue Anticipation Notes
LOC	Letter of Credit		VRDN		Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*
-----------------------		-----------------------		---------------------------	-------------
F1, F1+		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	83.3
AAA, AA, A b		AAA, AA, A b		AAA, AA, A b	3.8
Not Rated c		Not Rated c		Not Rated c	12.9
					100.0

* Based on total investments
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Basic New Jersey Municipal Money Market Fund
Statement of Investments (Unaudited)
May 31, 2005
	Principal
Tax Exempt Investments- 102.0%	Amount ($)		Value ($)

New Jersey- 100.8%

Bayonne Municipal Utilities Authority, Water System
Revenue 5%, 1/1/2006 (Insured; MBIA)	540,000		547,736
County of Bergen, GO Notes, General Improvement
4.625%, 7/15/2005	100,000		100,275
Township of Bernards, GO Notes, BAN 3%, 9/16/2005	1,135,000		1,137,486
County of Burlington, GO Notes (County College)
2%, 9/15/2005	365,000		364,607
Camden County Improvement Authority, VRDN
Health Care Redevelopment Revenue
(Cooper Health System) 3.06%
(LOC; Commerce Bank N.A.)	6,000,000	a	6,000,000
Cape May, GO Notes, BAN 3.25%, 1/6/2006	1,250,000		1,256,588
Cape May County, GO Notes, General Improvement
2.50%, 12/1/2005	800,000		801,180
Cliffside Park School District, GO Notes
5.05%, 7/15/2005 (Insured; FGIC)	230,000		230,546
Delaware River Port Authority PA & NJ, Revenue
Refunding 5.25%, 1/1/2006 (Insured; AMBAC)	245,000		248,582
Township of Dover, GO Notes, BAN 3%, 6/23/2005	1,235,000		1,235,914
Dumont School District, GO Notes
4%, 3/15/2006 (Insured; FSA)	580,000		586,713
Essex County, GO Notes, General Improvement
4.25%, 6/1/2005 (Insured; FGIC)	475,000		475,000
Township of Fairfield, GO Notes, BAN 3%, 6/10/2005	1,061,000		1,061,321
Township of Hamilton, Mercer County
GO Notes 4.60%, 8/1/2005 (Insured; MBIA)	100,000		100,462
County of Hudson, GO Notes, BAN 3%, 9/21/2005	1,000,000		1,003,765
Township of Irvington, GO Notes, BAN:
3%, 10/28/2005	1,898,500		1,906,095
3.50%, 3/16/2006	688,500		692,727
Jersey City, GO Notes, General Improvement
4%, 9/1/2005 (Insured; FSA)	350,000		351,649
Jersey City Municipal Utilities Authority, Sewer Revenue
3.60%, 7/15/2005 (Insured; FGIC)	125,000		125,084
Lacey Township School District, GO Notes, Refunding
3%, 11/1/2005 (Insured; MBIA)	115,000		115,380
Linden, GO Notes:
BAN 3%, 6/1/2005	2,370,000		2,370,000
2.50%, 12/1/2005	130,000		130,192
Lower Township, GO Notes, BAN 4%, 6/2/2006	500,000		504,850
Maple Shade Township School District, GO Notes
4.125%, 4/1/2006 (Insured; MBIA)	500,000		506,617
Mercer County Improvement Authority, Revenue:
(Special Services School District Project)
3.25%, 1/15/2006 (Insured; FSA)	170,000		170,777
VRDN (Children's Home Society Project)
3.05% (LOC; Wachovia Bank)	1,240,000	a	1,240,000
Metuchen School District, GO Notes:
4%, 8/15/2005 (Insured; FGIC)	600,000		601,922
Refunding 4.25%, 9/15/2005 (Insured; FGIC)	145,000		145,760

Middletown Township Board of Education, GO Notes
5.70%, 8/1/2005 (Insured; MBIA)	125,000		125,540
County of Monmouth, GO Notes, General Improvement
4.50%, 9/1/2005	100,000		100,587
Monmouth County Improvement Authority, Revenue
(Howell Township Board of Education Improvement Project)
4%, 7/15/2005 (Insured; AMBAC)	100,000		100,207
Mount Arlington, GO Notes, BAN 2.625%, 8/19/2005	1,150,000		1,152,261
Township of Mount Laurel, GO Notes
BAN 3%, 11/4/2005	1,227,100		1,232,240
State of New Jersey, GO Notes
TAN 3%, 6/24/2005	1,790,000		1,791,060
New Jersey Building Authority, State Building Revenue
5.50%, 6/15/2005	200,000		200,248
New Jersey Economic Development Authority:
LR:
(International Center for Public Health Project)
5.25%, 6/1/2005 (Insured; AMBAC)	100,000		100,000
(State Office Buildings Projects)
5%, 6/15/2005 (Insured; AMBAC)	285,000		285,298
Revenue, Refunding (Senior Lien)
5%, 7/1/2005 (Insured; MBIA)	800,000		801,704
VRDN:
EDR:
(AJV Holdings LLC Project)
3.03% (LOC; JPMorgan Chase Bank)	750,000	a	750,000
(ARND LLC Project)
3.13% (LOC: Comerica Bank and Sovereign Bank)	4,240,000	a	4,240,000
(AVP Realty Holdings) 3.11% (LOC; PNC Bank)	250,000	a	250,000
(Challenge Printing Project)
3.10% (LOC; Wachovia Bank)	1,440,000	a	1,440,000
(Hathaway Association LLC Project)
3.10% (LOC; Wachovia Bank)	2,195,000	a	2,195,000
(International Processing Corporation Project)
3% (LOC; Bank of America)	1,900,000	a	1,900,000
(Park Lane Associates Project)
3.10% (LOC; Wachovia Bank)	675,000	a	675,000
(Parke Place Associates Project)
3.11% (LOC; Commerce Bank N.A.)	6,100,000	a	6,100,000
(RCC Properties LLC Project)
3.10% (LOC; Wachovia Bank)	1,980,000	a	1,980,000
Refunding (RDR Investment Company LLC)
3.10% (LOC; Wachovia Bank)	500,000	a	500,000
(South Van Brunt Properties LLC)
3.10% (LOC; Wachovia Bank)	1,790,000	a	1,790,000
(St. Peters Preparatory School)
3.05% (LOC; Wachovia Bank)	1,145,000	a	1,145,000
(Stamato Realty LLC Project)
3.01% (LOC; Valley National Bank)	4,700,000	a	4,700,000
(Stone Brothers Secaucus Project)
3.01% (LOC; Valley National Bank)	1,655,000	a	1,655,000
(United Window and Door Manufacturing Inc.)
3.10% (LOC; Wachovia Bank)	500,000	a	500,000
(Wearbest Sil-Tex Mills Project)
3.15% (LOC; The Bank of New York)	2,105,000	a	2,105,000
IDR (Pennwell Holdings LLC Project)
3.10% (LOC; Wachovia Bank)	2,855,000	a	2,855,000
Industrial Revenue:
(Joe and James Moreng)
3.05% (LOC; Wachovia Bank)	1,460,000	a	1,460,000

(Melrich Road Development Corporation)
3.10% (LOC; Wachovia Bank)	2,370,000	a	2,370,000
Refunding (Station Plaza Park and Ride)
3.05% (LOC; Wachovia Bank)	3,300,000	a	3,300,000
Private Schools Revenue (Oak Hill Academy Project)
3.05% (LOC; Wachovia Bank)	2,060,000	a	2,060,000
Revenue (Four Woodbury Mews Project)
3.09% (LOC; Bank of America)	5,000,000	a	5,000,000
New Jersey State Educational Facilities Authority:
LR (Higher Education Equipment Leasing Fund)
5%, 9/1/2005	200,000		201,252
Revenue:
(Capital Improvement Fund)
5%, 9/1/2005	100,000		100,719
(Higher Education Facilities Trust Fund)
5.125%, 9/1/2005 (Insured; AMBAC)	100,000		100,802
New Jersey Environmental Infrastructure Trust
Revenue 4.75%, 9/1/2005	135,000		135,866
New Jersey Health Care Facilities Financing Authority, Revenue:
(Allegany Health-Our Lady Lourdes Franciscan
Sisters Allegany) 4.80%, 7/1/2005 (Insured; MBIA)	200,000		200,274
(St. Joseph's Hospital and Medical Center)
5.20%, 7/1/2005 (Insured; AMBAC)	100,000		100,173
New Jersey State Housing and Mortgage Financing Authority
Revenue, VRDN:
(Single Family Housing):
3.08% (GIC; Rabobank Nederland)	2,300,000	a	2,300,000
3.08% (Liquidity Facility; Dexia Credit Locale)	4,525,000	a	4,525,000
New Jersey State Transit Corporation
COP 5.25%, 9/15/2005 (Insured; AMBAC)	680,000		686,381
New Jersey State Transportation Trust Fund Authority
Transportation System:
Fuel Sales Tax Revenue:
5.25%, 6/15/2005	365,000		365,424
6%, 6/15/2005 (Insured; AMBAC)	370,000		370,521
6.50%, 6/15/2005 (Insured; AMBAC)	750,000		751,204
Revenue:
5%, 6/15/2005	200,000		200,194
5.25%, 6/15/2005	290,000		290,373
5.50%, 6/15/2005	2,100,000		2,102,892
New Jersey Wastewater Treatment Trust
Revenue, Refunding 5.20%, 9/1/2005	100,000		100,756
Newark Housing Authority, MFHR, VRDN
3.09% (Liquidity Facility; Merrill Lynch)	970,000	a	970,000
Township of North Brunswick, GO Notes, BAN
3.25%, 8/24/2005	2,010,000		2,016,916
Ocean County, GO Notes (College Capital
Improvement) 2%, 10/1/2005	250,000		249,710
Paramus, GO Notes, BAN 3%, 7/29/2005	2,204,299		2,208,785
Passaic County Utilities Authority, Revenue
Refunding (Solid Waste System Project Notes)
3.25%, 2/27/2006	1,150,000		1,156,242
Paterson, GO Notes, BAN
2.75%, 6/24/2005	1,324,000		1,324,696
Port Authority of New York and New Jersey
Port, Airport and Marina Revenue:
6%, 7/15/2005	100,000		100,491
4.50%, 8/1/2005	600,000		602,520
5%, 12/15/2005 (Insured; AMBAC)	170,000		172,197

City of Rahway, GO Notes, BAN 3.50%, 12/5/2005	575,000		577,210
Red Bank Regional High School District, GO Notes
3%, 9/30/2005	1,000,000		1,003,906
Borough of Rockleigh, GO Notes, General Improvement
3.25%, 7/15/2005	125,000		125,185
Roselle, GO Notes, Refunding
2%, 10/15/2005 (Insured; MBIA)	100,000		99,962
Sayreville, GO Notes, General Improvement and Water
Revenue 3%, 11/15/2005 (Insured; XLCA)	385,000		386,559
South Brunswick Board of Education, GO Notes
5.50%, 12/1/2005 (Insured; FGIC)	500,000		508,020
Springfield Township School District, GO Notes
3%, 6/15/2005 (Insured; FSA)	250,000		250,089
Tabernacle Township School District, GO Notes
2.50%, 3/1/2006 (Insured; MBIA)	105,000		105,116
Tobacco Settlement Financing Corporation, Revenue, VRDN:
3.03% (Liquidity Facility; Merrill Lynch)	6,250,000	a	6,250,000
3.06% (Liquidity Facility; Merrill Lynch)	4,995,000	a	4,995,000
Union County Improvement Authority, LR
(Capital Equipment Lease) 3%, 12/1/2005 (Insured; FSA)	1,225,000		1,229,822
Township of Vernon, GO Notes, BAN 2.75%, 9/16/2005	2,500,000		2,503,828
Borough of Wanaque, GO Notes, BAN 3%, 2/17/2006	1,512,850		1,519,178
West Windsor-Plainsboro Regional School District, GO Notes
5.25%, 12/1/2005 (Insured; FGIC)	150,000		152,097
Winslow Township, GO Notes
4%, 3/1/2006 (Insured; XLCA)	120,000		121,275

U.S. Related- 1.2%

Guam International Airport Authority
Port, Airport & Marina Revenue:
3%, 10/1/2005 (Insured; MBIA)	1,000,000		1,004,166
5%, 10/1/2005 (Insured; MBIA)	200,000		201,715
University of Puerto Rico, College and University Revenue
5.10%, 6/1/2005 (Insured; MBIA)	205,000		205,000

Total Investments (cost $121,441,329)	102.0%		121,441,889

Liabilities, Less Cash and Receivables	(2.0%)		(2,354,208)

Net Assets	100.0%		119,087,681

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
COP	Certificate of Participation	LR	Lease Revenue
EDR	Economic Development Revenue	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Company		Insurance Corporation
FSA	Financial Security Assurance	MFHR	Multi-Family Housing Revenue
GIC	Guaranteed Investment Contract	TAN	Tax Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes
		XLCA	XL Capital Assurance

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	40.9
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	18.1
Not Rated c		Not Rated c		Not Rated c	41.0

Notes to Statement of Investments:

* Based on total investments.
a Securities payable on demand. Variable interest rate - subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Select Intermediate
Municipal Bond Fund
Statement of Investments
May 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--96.6%	Amount	Value
	-----------	-----------
Alaska--.8%

Alaska Housing Finance Corp. 5.10%, 6/1/2012	1,035,000	1,047,379

Arkansas--2.4%

Arkansas Development Finance Authority,
Construction Revenue (Public Health Laboratory)
5%, 12/1/2017 (Insured; AMBAC)	1,025,000	1,110,926

University of Arkansas, University Revenues
(Various Facility - Fayetteville) 5.50%, 12/1/2016
(Insured; FSA) (Prerefunded 12/1/2011)	1,610,000 a	1,821,232

California--15.2%

California Department of Water Resources:
Power Supply Revenue
5.375%, 5/1/2017 (Insured; XLCA)	3,000,000	3,353,670
Water Revenue (Central Valley)
5%, 12/1/2015 (Insured; FGIC)	1,000,000	1,093,710

California Public Works Board, LR
(University of California)
5.40%, 12/1/2016 (Insured; AMBAC)	1,000,000	1,076,840

Central Basin Municipal Water District,
COP (Central Basin):
5%, 8/1/2015 (Insured; AMBAC)	1,135,000	1,239,216
5%, 8/1/2016 (Insured; AMBAC)	1,210,000	1,314,157

Clovis Public Financing Authority, Water Revenue
5%, 3/1/2017 (Insured; AMBAC)	1,820,000	1,987,021

Glendale Community College District (Election of 2002
Zero Coupon, 8/1/2017 (Insured; FGIC)	1,210,000	726,254
Zero Coupon, 8/1/2018 (Insured; FGIC)	1,300,000	739,583

Indian Wells Redevelopment Agency, Revenue
(Tax Allocation-Consolidated Whitewater)
5%, 9/1/2017 (Insured; AMBAC)	1,525,000	1,654,030

Los Angeles County Metropolitan Transportation Autho
Sales Tax Revenue 5%, 7/1/2018 (Insured; FSA)	2,000,000	2,190,400

San Diego Community College District (Election of 200
5%, 5/1/2019 (Insured; FSA)	500,000	546,035

San Francisco City & County Public Utilities Commissi
Water Revenue 5%, 11/1/2018 (Insured; FSA)	1,590,000	1,724,260

West Sacramento Redevelopment Agency, Tax Allocati
(West Sacramento Redevelopment)
4.75%, 9/1/2016 (Insured; MBIA)	1,000,000	1,046,960

Colorado--1.5%

Archuleta & Hinsdale Counties
(School District Number 50JT)
5.50%, 12/1/2014
(Insured; MBIA) (Prerefunded 12/1/2006)	750,000 a	785,805

Colorado Water Resources & Power Development
Authority, Drinking Water Revenue
5.25%, 9/1/2015	1,000,000	1,071,930

Delaware--5.3%

Delaware Economic Development Authority, PCR
(Delmarva Power)
4.90%, 5/1/2011 (Insured; AMBAC)	5,000,000	5,388,200

Delaware Housing Authority, Revenue
5.15%, 7/1/2017	1,115,000	1,126,674

Florida--6.0%

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2017 (Insured; MBIA)	2,000,000	2,170,220

Florida Department of Corrections, COP
(Okeechobee Correctional)
5%, 3/1/2015 (Insured; AMBAC)	1,000,000	1,109,690

Florida State University Financial Assistance Inc.,
Educational & Athletic Facilities Improvement Reven
5%, 10/1/2018 (Insured; AMBAC)	1,705,000	1,858,791

Jacksonville Electric Authority, Revenue
(Saint John's River Power Park Systems) 5%, 10/1/20	1,000,000	1,077,140

Pace Property Finance Authority, Inc.,
Utility System Improvement Revenue
5.125%, 9/1/2012 (Insured; AMBAC)	1,055,000	1,121,961

Georgia--.7%

Atlanta, Public Improvement 5%, 12/1/2013	825,000	862,793

Idaho--2.6%

Idaho Housing and Finance Association
(Single Family Mortgage)
5.55%, 7/1/2016 (Insured; FHA)	475,000	491,834

Kootenai County School District Number 273
(Post Falls) 5%, 8/15/2017	1,275,000	1,415,326

Nampa 5%, 8/1/2018 (Insured; FGIC)	1,135,000	1,254,459

Louisiana--3.1%

Louisiana Office Facilities Corp., LR
(Capital Complex Program):
5.50%, 5/1/2015 (Insured; AMBAC)	705,000	783,170
5.25%, 3/1/2017 (Insured; MBIA)	1,500,000	1,615,290

Orleans Parish School Board
5.20%, 2/1/2014 (Insured; FGIC)	1,355,000	1,384,661

Maryland--5.1%

Maryland Community Development Administration,
Department of Housing & Community Development:
Insured Mortgage Loan 5.125%, 5/15/2017	765,000	807,756
(Single Family Program) 4.75%, 4/1/2013	800,000	838,624

Maryland Economic Development Corp., LR
(Montgomery County Wayne Avenue)
5.25%, 9/15/2014	1,295,000	1,452,265

Maryland Health & Higher Educational
Facilities Authority, Revenue
(University of Maryland Medical Systems)
5.75%, 7/1/2017	2,000,000	2,193,940

Prince Georges County, Revenue
(Dimensions Health Corp.)
5.10%, 7/1/2006	1,000,000	983,180

Massachusetts--3.2%

The Commonwealth of Massachusetts
Special Obligation Refunding Notes
(Federal Highway Grant Anticipation Note Program)
5%, 12/15/2014 (Insured; FSA)	3,585,000	3,970,961

Michigan--3.2%

Greater Detroit Resource Recovery Authority, Revenue
6.25%, 12/13/2008 (Insured; AMBAC)	1,000,000	1,103,720

Jonesville Community Schools
(School Bond Loan Fund Guaranteed):
5%, 5/1/2016 (Insured; MBIA)	685,000	758,637
5%, 5/1/2017 (Insured; MBIA)	720,000	793,627

Lincoln Consolidated School District
(School Bond Loan Fund Guaranteed)
5%, 5/1/2016 (Insured; FSA)	1,155,000	1,277,141

Minnesota--1.3%

Minnesota 5.25%, 11/1/2011	1,500,000	1,549,635

Missouri--1.5%

Missouri Highways & Transportation Commission,
State Road Revenue 5%, 2/1/2017	1,000,000	1,075,490

Missouri Housing Development Commission,
Multi-Family Housing 4.85%, 12/1/2011 (Insured; FH	720,000	759,701

Montana--1.8%

Montana Board of Regents, Higher Education Revenue
(Facilities-Montana State University)
5%, 11/15/2018 (Insured; AMBAC)	2,015,000	2,211,402

Nebraska--2.0%

Dodge County School District, Number 001 Fremont
5%, 12/15/2016 (Insured; FSA)	2,240,000	2,463,709

Nevada--1.4%

Las Vegas Convention & Visitors Authority, Revenue
5.75%, 7/1/2015 (Insured; AMBAC) (Prerefunded 7/1	1,500,000 a	1,668,510

New Jersey--1.8%
Burlington County Bridge Commission, Pooled Loan
Revenue (Governmental Loan Program)
5%, 10/15/2013	1,290,000	1,418,948
New Jersey Transportation Trust Fund Authority
(Transportation Systems) 5.50%, 6/15/2012
(Insured; MBIA) (Prerefunded 6/15/2005)	780,000 a	796,411
New York--3.1%
New York City Housing Development Corp., MFHR
5.125%, 11/1/2014	925,000	985,476
New York City Municipal Water Finance Authority,
Water & Sewer Systems Revenue
5.25%, 6/15/2015	1,405,000	1,555,813
New York State Thruway Authority,
Service Contract Revenue (Local Highway & Bridge)
5.75%, 4/1/2006	135,000	137,996
Triborough Bridge and Tunnel Authority,
General Purpose Revenue 5%, 1/1/2016	1,000,000	1,073,200
North Carolina--1.1%
North Carolina Eastern Municipal Power Agency,
Power System Revenue 7%, 1/1/2008	1,250,000	1,360,187
North Dakota--.2%
Grand Forks 4.90%, 12/1/2011	215,000	217,197
Ohio--2.1%
Northeast Regional Sewer District, Wastewater Revenue
5.50%, 11/15/2012 (Insured; AMBAC)	2,500,000	2,554,925
Oklahoma--.7%
Oklahoma Development Finance Authority,
Health Facilities Revenue
(Oklahoma Hospital Association)
5.125%, 6/1/2012 (Insured; AMBAC)	785,000	855,132
Pennsylvania--10.8%
Cambria County 6.625%, 8/15/2014 (Insured; FGIC)	615,000	629,194
Harrisburg Authority, Office and Parking Revenue
5.75%, 5/1/2008	1,000,000	1,048,360
Harrisburg Redevelopment Authority, Revenue
Zero Coupon, 11/1/2017 (Insured; FSA)	2,750,000	1,625,442
Hatboro Horsham School District
5%, 9/15/2016 (Insured; FSA)	3,855,000	4,244,895
Pennsylvania Higher Educational Facilities Authority,
Revenue (University Health Services)
5.35%, 1/1/2008 (Prerefunded 1/1/2006)	4,500,000 a	4,608,090
Sayre Health Care Facilities Authority, Revenue
(Guthrie Health) 6.25%, 12/1/2014	1,000,000	1,124,890
Rhode Island--.8%
Rhode Island Consolidated Capital Development Loan
5.95%, 8/1/2013 (Insured; MBIA) (Prerefunded 8/1/20	1,000,000 a	1,014,370
South Carolina--4.0%
Anderson, Water & Sewer Systems Revenue
5%, 7/1/2017 (Insured; MBIA)	1,390,000	1,513,182
Charleston County Airport District,
Airport Systems Revenue
5%, 7/1/2015 (Insured; XLCA)	1,950,000	2,148,725
Pickens County School District
(School District Enhance Program)
5%, 5/1/2012	1,135,000	1,210,387
Texas--7.6%
Dallas-Fort Worth International Airport,
Revenue (Joint Improvement)
5.75%, 11/1/2016 (Insured; FSA)	1,735,000	1,964,679
El Paso, Water & Sewer Revenue
5%, 3/1/2014 (Insured; FSA)	1,000,000	1,104,070
Irving Hospital Authority, HR
(Irving Healthcare Systems)
5.70%, 7/1/2008 (Insured; FSA)	1,675,000	1,678,719
North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000	1,105,170
Tomball Hospital Authority, Revenue
6%, 7/1/2013	3,500,000	3,506,055
Virginia--2.9%
Brunswick County Industrial Development Authority,
Correctional Facility LR
5.55%, 7/1/2008 (Insured; MBIA) (Prerefunded 7/1/20	1,325,000 a	1,388,786
Fairfax County Redevelopment & Housing Authority, L
(James Lee Community Center) 5.25%, 6/1/2019	1,120,000	1,224,485
Newport News 5%, 11/1/2016	855,000	937,969
Washington--2.8%
Energy Northwest, Wind Project Revenue
5.60%, 7/1/2015 (Prerefunded 1/1/2007)	1,000,000 a	1,067,290
King County School District Number 405 (Bellevue)
5%, 12/1/2014 (Insured; FGIC)	1,000,000	1,103,750
Washington Health Care Facilities Authority, Revenue
(Gray Harbor Community Hospital)
5.75%, 7/1/2010 (Insured; Radian)	1,180,000	1,230,669
West Virginia--.8%
West Virginia Housing Development Fund
(Housing Finance) 5%, 11/1/2014	1,000,000	1,033,600
Wisconsin--.8%
Wisconsin Health & Educational
Facilities Authority, Revenue
(Franciscan Skemp Medical Center)
5.875%, 11/15/2010	1,000,000	1,029,820
Total Long-Term Municipal Investments (cost $114,382,273)		118,595,797
Short-Term Municipal Investments--1.6%
Pennsylvania--1.6%
Philadelphia Hospitals & Higher Education
Facilities Authority, HR, VRDN
(Children's Hospital of Philadelphia) 2.95%	2,000,000 b	2,000,000
Total Short-Term Municipal Investments (cost $2,000,000)		2,000,000
Total Investments (cost $116,382,273)	98.2%	120,595,797
Cash and Receivables (Net)	1.8%	2,250,606
Net Assets	100.0%	122,846,403

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to
(b) Securities payable on demand. Variable interest rate--subject to periodic change.
(c) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the
Securities and Exchange on Form N-CSR.

Dreyfus Premier Select Municipal Bond Fund
Statement of Investments
May 31, 2005 (Unaudited)

Long-Term Municipal Investments--96.8%	Principal
	Amount ($)		Value ($)
Arizona--.5%

Arizona School Facilities Board, Revenue
(State School Improvement)
5%, 7/1/2018	1,025,000		1,111,192

Arkansas--3.1%

Beaver Water District,
Benton and Washington Counties, Water Revenue
5%, 11/15/2016 (Insured; AMBAC)	1,400,000		1,523,802

Board of Trustees of the University of Arkansas
Various Facility Revenue (Fayetteville Campus)
5.50%, 12/1/2017 (Insured; FGIC) (Prerefunded 12/1/2012)	2,865,000	a	3,277,073
5.50%, 12/1/2017 (Insured; FSA) (Prerefunded 12/1/2011)	1,695,000	a	1,917,384

California--20.7%

California:
GO:
5.25%, 10/1/2016 (Prerefunded 10/1/2005)	3,375,000	a	3,436,223
5.25%, 10/1/2016	695,000		705,196
5.25%, 9/1/2017 (Insured; MBIA)	1,800,000		1,957,428
Veterans 5.45%, 12/1/2024 (Insured; FSA)	3,430,000		3,511,085

California Department of Water Resources
Power Supply Revenue
5.375%, 5/1/2017 (Insured; XLCA)	4,000,000		4,471,560

California Public Works Board, LR
(Department of Corrections)
5.25%, 3/1/2021 (Insured; AMBAC)	1,000,000		1,079,690

Clovis Public Financing Authority
Water Revenue
5%, 3/1/2019 (Insured; AMBAC)	2,005,000		2,186,172

Desert Sands Unified School District, COP:
5.25%, 3/1/2015 (Insured; MBIA)	1,025,000		1,131,508
5.25%, 3/1/2016 (Insured; MBIA)	1,080,000		1,188,400

East Bay Municipal Utility Distric
Water System Revenue
5%, 6/1/2021 (Insured; MBIA)	1,125,000		1,196,820

East Side Union High School District
GO (County of Santa Clara, 2002 Election Series):
5%, 8/1/2017 (Insured; FGIC)	1,290,000		1,412,511
5%, 8/1/2018 (Insured; FGIC)	1,345,000		1,471,941
5%, 8/1/2019 (Insured; FGIC)	1,410,000		1,540,933

Fullerton Joint Union High School District
5%, 8/1/2018 (Insured; FSA)	760,000		822,350

Glendale Community College District
Zero Coupon, 8/1/2019 (Insured; FGIC)	1,130,000		609,963
Zero Coupon, 8/1/2020 (Insured; FGIC)	1,200,000		614,664
Zero Coupon, 8/1/2021 (Insured; FGIC)	1,520,000		737,945

Glendora Unified School District, GO:
Zero Coupon, 8/1/2026 (Insured; FGIC)	2,575,000	949,376
Zero Coupon, 8/1/2027 (Insured; FGIC)	2,000,000	695,860

Nevada Joint Union High School District
(Nevada and Yuba Counties)
GO 5%, 8/1/2022 (Insured; FSA)	1,160,000	1,234,576

Placer Union High School District:
Zero Coupon, 8/1/2027 (Insured; FSA)	4,110,000	1,429,992
Zero Coupon, 8/1/2028 (Insured; FSA)	4,000,000	1,321,000

Redevelopment Agency of the City
of Corona, Merger Downtown and Amended
Project Area "A" (2004 Tax Allocation
5%, 9/1/2018 (Insured; FGIC)	1,520,000	1,646,859

Sacramento City Financing Authority, Revenue
Capital Improvement
5%, 12/1/2026 (Insured; AMBAC)	1,450,000	1,519,977

San Jose
(Library Parks and Public Safety Projects
5%, 9/1/2019	1,575,000	1,711,899

San Juan Unified School District
5.25%, 8/1/2019 (Insured; MBIA)	1,295,000	1,440,118
5.25%, 8/1/2020 (Insured; MBIA)	1,425,000	1,584,686

Tustin Unified School District, Special Tax
(Senior Lien Community Facilities District 97
Zero Coupon, 9/1/2021 (Insured; FSA)	1,615,000	781,143

Walnut Valley Unified School Distric
6.50%, 8/1/2019 (Insured; FGIC)	1,765,000	1,775,519

Colorado--2.4%

Colorado Health Facilities Authority
Revenue (Porter Place)
5.875%, 1/20/2020 (Collateralized; GNMA)	1,940,000	2,103,852

Northwest Parkway Public Highway
Authority, Senior Revenue
Zero Coupon, 6/15/2026 (Insured; FSA)	10,000,000	3,123,300

Delaware--4.8%

Delaware Economic Development Authority,
Revenue (Pollution Control Delmarva Project)
5.20%, 2/1/2019 (Insured; AMBAC)	6,000,000	6,446,760

Delaware Housing Authority, Revenue
5.40%, 7/1/2024	1,640,000	1,644,215

The City of Wilmington, MFHR
(GNMA Collateralized Mortgage Loan -
Market Street Mews Project) 5.45%, 9/20/2022	2,125,000	2,247,846

Florida--3.3%

Florida Intergovernmental Finance
Commission, Capital Revenue
5.125%, 2/1/2031 (Insured; AMBAC)	3,500,000	3,658,865

School Board of Saint Lucie County, COP
(Florida Master Lease Program)
5%, 7/1/2018 (Insured; FSA)	1,635,000	1,778,193

Winter Park, Water and Sewer Revenue
5.375%, 12/1/2019 (Insured; AMBAC)	1,525,000	1,704,188

Georgia--2.2%

Atlanta, Water and Wastewater Revenue
5.50%, 11/1/2018 (Insured; FGIC)	1,200,000	1,410,756

De Kalb County Housing Authority, MFHR
(Longleaf Apartments Project)
5.45%, 10/20/2024 (Collateralized; GNMA)	1,540,000	1,672,594

Development Authority of Bulloch County,
Student Housing LR
(Georgia Southern University Project)
5%, 8/1/2018 (Insured; AMBAC)	1,470,000	1,591,672

Idaho--8.1%

Boise State University, Revenues
5.375%, 4/1/2022 (Insured; FGIC)	3,000,000	3,289,410
Student Union and Housing System
5%, 4/1/2017 (Insured; AMBAC)	1,015,000	1,102,168

Caldwell, Parity Lien Sewer Revenue
5.75%, 9/1/2018 (Insured; FSA)	2,625,000	2,959,792

Canyon County School District Number 132
(Caldwell) GO
5.25%, 7/30/2016 (Insured; MBIA)	1,405,000	1,563,821

Idaho Housing and Finance Association
5.55%, 1/1/2033	285,000	298,093
(Single Family Mortgage)
5.625%, 7/1/2015	785,000	786,688

Idaho State University, General Improvement Revenue
5%, 4/1/2016 (Insured; FSA)	2,315,000	2,526,151
5%, 4/1/2017 (Insured; FSA)	1,930,000	2,096,443

Nampa 5%, 8/1/2020 (Insured; FGIC)	1,330,000	1,460,540

The Regents of the University of Idaho,
Student Fee Revenue
5%, 4/1/2014 (Insured; FSA)	1,080,000	1,191,272

Kentucky--.5%

Kentucky Turnpike Authority
Economic Development Road Revenue
(Revitalization Projects)
5.625%, 7/1/2010 (Insured; AMBAC)
(Prerefunded 7/1/2005)	745,000 a	761,614
5.625%, 7/1/2010 (Insured; AMBAC)
(Prerefunded 7/1/2005)	255,000 a	260,687

Louisiana--2.9%

Louisiana Office Facilities Corp., LR
(Capital Complex Program)
5.25%, 3/1/2017 (Insured; MBIA)	3,000,000	3,230,580

Orleans Parish School Board
5.20%, 2/1/2014 (Insured; FGIC)	3,000,000	3,065,670

Maine--2.9%

Maine Housing Authority (Mortgage Purchase)
5.85%, 11/15/2020	1,230,000	1,300,405
5.35%, 11/15/2021	4,680,000	4,899,445

Maryland--4.4%

Community Development Administration,
Maryland Department of Housing and
Community Development:
Housing 5.95%, 7/1/2023	2,695,000	2,787,385
MFHR
(Insured Mortgage Loans)
5.30%, 5/15/2022	435,000	458,655
Residential Revenue:
5.30%, 9/1/2012	800,000	819,280
5.40%, 9/1/2013	755,000	774,509
5.55%, 9/1/2015	790,000	820,415
(Single Family Program) 4.75%, 4/1/2013	2,090,000	2,190,905

Hyattsville, Special Obligatio
(University Town Center Project)
5.60%, 7/1/2024	1,500,000	1,532,610

Massachusetts--1.1%

Massachusetts Development Finance Agency, Revenue
(Credit Housing - Chelsea Homes)
5%, 12/15/2024	1,200,000	1,226,004

Massachusetts Housing Finance Agency,
SFHR 7.125%, 6/1/2025	80,000	80,093

Massachusetts Industrial Finance Agency
Health Care Facility Revenue
(Metro Health Foundation Inc. Project)
6.75%, 12/1/2027	1,000,000	982,870

Michigan--2.5%

Grand Traverse County Building Authority, GO
5%, 5/1/2025 (Insured; MBIA)	1,070,000	1,129,096

Kalamazoo Hospital Finance Authority
Hospital Facility Revenue
(Burgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	1,000,000	1,205,430

Livingston County
(Marion Sanitary Sewer Systems Number 1)
5.125%, 6/1/2019	2,100,000	2,176,692

Michigan Municipal Bond Authority, Revenue
(Local Government Loan Program)
6.125%, 12/1/2018 (Insured; FGIC)	750,000	766,905

Mississippi--.7%

Mississippi Development Bank, Special Obligatio
(Waveland, GO Public Improvement Bond Project
5%, 11/1/2020 (Insured; AMBAC)	1,315,000	1,419,976

Missouri--3.3%

Cape Girardeau County Industrial Development
Authority, MFHR (Cape La Croix)
6.40%, 6/20/2031 (Collateralized; GNMA)	1,245,000	1,287,342

Curators of the University of Missouri
Systems Facilities Revenue
5%, 11/1/2021	1,605,000	1,744,635

Missouri Housing Development Commission, MFHR
5.25%, 12/1/2016 (Collateralized; FHA)	1,965,000	2,075,590
5.375%, 12/1/2018 (Collateralized; FHA)	1,890,000	2,004,156

Montana--2.2%

Montana Board of Housing,
Single Family Mortgage
5.60%, 12/1/2023	2,310,000	2,328,780

Montana Board of Regents, Higher Education Revenue
(Montana State University)
5%, 11/15/2020 (Insured; AMBAC)	1,210,000	1,317,884
5%, 11/15/2021 (Insured; AMBAC)	1,000,000	1,085,040

Nebraska--1.2%

Municipal Energy Agency of Nebraska
Power Supply System Revenue
5.25%, 4/1/2016 (Insured; AMBAC)	2,305,000	2,540,064

New Hampshire--2.6%

New Hampshire Higher Educational and Health
Facilities Authority, HR
(Androscoggin Valley Hospital)
5.75%, 11/1/2017	1,475,000	1,547,614

New Hampshire Housing Finance Authority
Mortgage Revenue
6.85%, 7/1/2014	10,000	10,063
Multi-Family Revenue
5.05%, 7/1/2012	1,480,000	1,541,154
5.15%, 7/1/2013	2,295,000	2,387,489

New Jersey--.6%

New Jersey Turnpike Authority, Turnpike Revenue
6.50%, 1/1/2016	750,000	908,295
6.50%, 1/1/2016	250,000	301,185

New Mexico--.8%

New Mexico Finance Authority,
Court Facilities Fee Revenue
5%, 6/15/2016 (Insured; MBIA)
(Prerefunded 6/15/2011)	1,500,000 a	1,642,170

New York--2.3%

New York City Municipal Water Finance Authority
Water and Sewer System Revenue
5.125%, 6/15/2021 (Insured; MBIA)	2,000,000	2,087,660

New York State Thruway Authority:
(Highway and Bridge Trust Fund)
5%, 4/1/2016 (Insured; FGIC)	1,000,000	1,057,340
(State Personal Income Tax Revenue-Transportation)
5%, 3/15/2020 (Insured; MBIA)	1,575,000	1,707,930

North Carolina--4.0%

North Carolina Housing Finance Agency
(Home Ownership)
5.875%, 7/1/2031	8,110,000	8,462,785

Ohio--3.5%

Village of Groveport, Income Tax Receipt
(Special Obligations):
5%, 12/1/2017 (Insured; MBIA)	3,535,000	3,844,454
5%, 12/1/2018 (Insured; MBIA)	1,000,000	1,086,170

Lorain, Hospital Improvement Revenue
(Lakeland Community Hospital, Inc.)
6.50%, 11/15/2012	810,000	824,062

Sharonville 5.25%, 6/1/2017 (Insured; FGIC)	1,480,000	1,635,444

Oregon--1.5%

Oregon Bond Bank, Revenue
(Economic Community Development Department)
5.50%, 1/1/2014 (Insured; MBIA)	1,190,000	1,282,796

Oregon Housing and Community Services
Department, SFMR (Mortgage Program)
6.45%, 7/1/2026	335,000	342,079

Sweet Home School District Number 55,
Linn County, GO
5.50%, 6/15/2020 (Insured; FSA)
(Prerefunded 6/15/2011)	1,375,000 a	1,546,751

Pennsylvania--3.9%

Boyertown Area School District, GO
5%, 10/1/2017 (Insured; FSA)	1,010,000	1,111,667
5%, 10/1/2018 (Insured; FSA)	1,065,000	1,168,539

Dauphin County General Authority,
Office and Packaging Revenue (Riverfront Office
6%, 1/1/2025	2,000,000	1,843,280

Ephrata Area School Distric
5%, 4/15/2013 (Insured; FGIC)	150,000	163,659

Philadelphia Hospitals and Higher Educatio
Facilities Authority, Revenue
(Jefferson Health Systems)
5%, 5/15/2011	1,410,000	1,479,161

Washington County Industrial Development
Authority, PCR (West Penn Power Co.)
6.05%, 4/1/2014 (Insured; AMBAC)	2,500,000	2,556,550

Tennessee--.5%

Sullivan County Industrial Board, Revenue
6.35%, 7/20/2027 (Collateralized; GNMA)	1,000,000	1,034,290

Texas--4.7%

Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	2,000,000	2,089,960

Austin Convention Enterprises Inc.,
Convention Center Hotel First Tier Revenue
6.60%, 1/1/2021	1,500,000	1,602,420

Crosby Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2017	1,655,000	1,009,285

Dallas 5.25%, 2/15/2018	1,000,000	1,069,780

Little Elm Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2022	1,285,000	517,662

McKinney Independent School District
(Permanent School Fund Guaranteed)
5.375%, 2/15/2019 (Prerefunded 2/15/2010)	1,500,000 a	1,649,655

North Harris Montgomery Community College
District 5.375%, 2/15/2017 (Insured; FGIC)	1,945,000	2,149,556

Vermont--1.5%

Vermont Municipal Bond Bank
5%, 12/1/2017 (Insured; MBIA)	720,000	787,183
5%, 12/1/2022 (Insured; MBIA)	2,270,000	2,461,656

Virginia--2.4%

Hampton Redevelopment and Housing Authority,
Senior Living Association Revenue
5.875%, 7/20/2016 (Collateralized; GNMA)	1,825,000	1,896,139

Middle River Regional Jail Authority
Jail Facility Revenue
5%, 5/15/2019 (Insured; MBIA)	1,200,000	1,308,864

Riverside Regional Jail Authority, Jail Facilitie
Revenue 5.875%, 7/1/2014 (Insured; MBIA)
(Prerefunded 7/1/2005)	475,000 a	485,692

Virginia Transportation Board,
Transportation Revenue
(U.S. Route 58 Corridor)
5%, 5/15/2017	1,300,000	1,407,341

Washington--.7%

Energy Northwest, Wind Project Revenue
5.875%, 7/1/2020 (Prerefunded 1/1/2007)	1,375,000 a	1,473,313

Seatac Local Option Transportation,
Tax Revenue
6.50%, 12/1/2013 (Insured; MBIA)	15,000	15,195

West Virginia--.5%

Pleasants County, PCR (West Penn Power Co.)
6.15%, 5/1/2015 (Insured; AMBAC)	1,000,000	1,021,800

Wisconsin--.5%

Housing Authority of the City of Mlwaukee,
MFHR
(Veterans Housing Projects)
5.10%, 7/1/2022 (Collateralized; FNMA)	1,000,000	1,074,900

Total Long-Term Municipal Investments
(cost $197,351,878)		206,517,169

Short-Term Municipal Investment--1.6%

Pennsylvania--

Geisinger Authority, Health Systems Revenue, VRDN
(Geisinger Health System) 2.95%
(cost $3,500,000)	3,500,000 b	3,500,000

Total Investments (cost $200,851,878)	98.4%	210,017,169

Cash and Receivables (Net)	1.6%	3,322,781

Net Assets	100.0%	213,339,950

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date
b Securities payable on demand. Variable interest rate - subject to periodic chang
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference th annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 15, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)